Decommissioning and Other Provisions - Decommissioning and Restoration - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Undiscounted cash amount	$ 1,600,000,000
Revisions in estimated cash flows	100,000,000	$ 179,000,000
Decrease in PP&E	(123,000,000)	(6,000,000)
Reversal of impairment loss	(102,000,000)	0
Revisions in discount rates	(225,000,000)	(6,000,000)
Onerous contract provisions	0	(14,000,000)	$ (29,000,000)
Decommissioning and restoration
Disclosure of detailed information about borrowings [line items]
Revisions in estimated cash flows	95,000,000	167,000,000
Decrease in PP&E	(49,000,000)	(133,000,000)
Reversal of impairment loss		(34,000,000)
Revisions in discount rates	(225,000,000)	(6,000,000)
Gas And Energy Transition
Disclosure of detailed information about borrowings [line items]
Decommissioning and restoration provision		(47,000,000)
Minimum
Disclosure of detailed information about borrowings [line items]
Revisions in discount rates	7.0	3.6
Maximum
Disclosure of detailed information about borrowings [line items]
Revisions in discount rates	0.097	6.5
Gas
Disclosure of detailed information about borrowings [line items]
Decommissioning and restoration provision	(46,000,000)
Centralia Coal Mine
Disclosure of detailed information about borrowings [line items]
Onerous contract provisions	(10,000,000)
Centralia Coal Mine | Surety Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued				$ 147	$ 147
Alberta Mine | Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Bonds issued	187,000,000	188,000,000
Royalty Contract
Disclosure of detailed information about borrowings [line items]
Onerous contract provisions	(7,000,000)
Wind Sites
Disclosure of detailed information about borrowings [line items]
Decommissioning and restoration provision		$ (120,000,000)
Decommissioning and restoration
Disclosure of detailed information about borrowings [line items]
Decommissioning and restoration provision	$ (225,000,000)